STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
General and administrative expenses	$ 875,900	$ 609,581
Loss from operations	(875,900)	(609,581)
Other income:
Interest income	6,634	8,302
Interest earned on marketable securities held in Trust Account	4,379,894	2,836,691
Other income	4,386,528	2,844,993
Income before provision for income taxes	3,510,628	2,235,412
Provision for income taxes	(899,804)	(555,449)
Net income	$ 2,610,824	$ 1,679,963
Common Class A [Member]
Other income:
Weighted average shares outstanding	20,800,000	20,800,000
Basic and diluted income (loss) per common share	$ 0.16	$ 0.10
Common Class B [Member]
Other income:
Weighted average shares outstanding	5,200,000	5,200,000
Basic and diluted income (loss) per common share	$ (0.13)	$ (0.08)